SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	May 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Impairment charges	$ 0	$ 0
Unrecognized tax benefits	$ 0	$ 0
Effective income tax rate	21.00%	35.00%
Converted debt		$ 250,000
Contractual obligation		500,000
Convertible fixed rate			$ 1.423	$ 1.216
Utilization of capital		55,000
Other comprehensive loss	$ 440,196
Retirement benefit plan expenses	$ 24,300	$ 12,100
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock	1,573,098	1,939,990
Options Held [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock	40,000	9,710
Option One [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock	9,710
Warrants One [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock	9,710	9,710
Forward Contracts [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Other comprehensive loss	$ 12,500,000